FIRST AMERICAN
                                                  FUNDS, INC.


                                      MONEY
                                  MARKET FUNDS


                                    [PHOTOS]

                                                      [GRAPHIC] 98

                                                1998 ANNUAL REPORT




[LOGO] FIRST AMERICAN
           THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS

------------------------
  HIGHER RISK/RETURN
  POTENTIAL
------------------------

  SECTOR FUNDS

  INTERNATIONAL FUNDS

  SMALL CAP FUNDS

  MID CAP FUNDS

  LARGE CAP FUNDS

  STRATEGY FUNDS

  BOND FUNDS

  TAX FREE BOND FUNDS

  MONEY MARKET FUNDS
  Government Obligations
  Prime Obligations
  Tax Free Obligations
  Treasury Obligations

------------------------
  LOWER RISK/RETURN
  POTENTIAL
------------------------


INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. SUPPORTED BY EXTENSIVE RESEARCH AND A HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


TABLE OF CONTENTS
------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS                                              1
------------------------------------------------------------------------------
MONEY MARKET FUNDS OVERVIEW                                          2
------------------------------------------------------------------------------
   Government Obligations                                            3
------------------------------------------------------------------------------
   Prime Obligations                                                 4
------------------------------------------------------------------------------
   Tax Free Obligations                                              5
------------------------------------------------------------------------------
   Treasury Obligations                                              6
------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                         7
------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS                                             8
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                            34
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 36
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                38
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                       42
------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS                                              51
------------------------------------------------------------------------------

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

--------------------------------------------------------------------------------
              NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS                                      SEPTEMBER 30, 1998


DEAR SHAREHOLDERS:

     On behalf of the board of directors of First American Funds, Inc., I would like to extend a warm welcome to all new shareholders and express my appreciation to our long-term shareholders for your continued support.

          Investors will remember this past year as one of the most volatile periods in recent history. During the first half of 1998, the financial markets staged a remarkable rally that sent the Dow Jones Industrial Average to record highs.

          In mid July, the markets suddenly reversed course, all but erasing the year's gains. Since then, the markets have fluctuated, with dramatic price swings becoming commonplace.

          In challenging times, it's more important than ever to focus on the fundamentals, including diversification among equity, bond and money market mutual funds to create balanced portfolios. To provide further diversification opportunities, we recently introduced six new funds:
     Minnesota Tax Free, Tax Free, Adjustable Rate Mortgage Securities, Strategic Income, Mid Cap Growth, and Emerging Markets. First American Funds now offers 38 mutual funds within our fund family to meet the needs of any investor.

          As you review this annual report, you will notice that we start off with an overview of market conditions, followed by comments from fund managers explaining how those conditions affected each fund. We hope that you find this format useful in helping you understand your investment.

          Again, the board of directors thanks you for your support and confidence in the First American family of funds.

     Sincerely,

     /s/ Virginia L. Stringer

     VIRGINIA L. STRINGER
     Chairman
     First American Funds, Inc.


                            1       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

MONEY MARKET
   FUNDS OVERVIEW

Compared to bond yields, which dropped sharply amid the global economic crisis, short-term interest rates held steady as the Federal Reserve (Fed) remained on full inflation alert until just one day before the end of the funds' fiscal year. At that time, Fed policymakers lowered the key federal funds rate by .25% in an attempt to head off a credit crunch that appeared to be developing. About two weeks later, Fed Chairman Alan Greenspan unilaterally cut rates by another
 .25% in a move intended to reassure investors that the American central bank was sensitive to the need to add liquidity to global markets.

     Entering the fiscal year, the funds were managed to reflect our view that Fed policy would remain stable, with any changes to short-term interest rates occurring on the downside. Accordingly, our bias was to keep the funds' duration neutral to modestly longer than the industry benchmark. It is important to note, however, that it is the policy of the funds to avoid large bets on the direction of interest rates. Despite the significant loosening of monetary policy in recent weeks, inflation-adjusted short-term interest rates remain relatively high by historical standards. As the fiscal year ended, the extreme short-end of the yield curve appeared to be pricing in a series of additional cuts in the Federal Funds rate in coming months.



                            2       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

MONEY MARKET FUNDS
GOVERNMENT OBLIGATIONS


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT
     CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL

As of September 30, 1998, Government Obligations Fund's seven-day effective yield was 4.87% for class A shares.

     In these times of global economic uncertainty, it is important to note that the fund does not attempt to increase yield by taking on credit risk or making large bets on the direction of interest rates. Instead, our strategy for adding value is to trade a portion of the excess liquidity that the fund enjoys as a result of our stable investor base for incremental yield through floating-rate securities that are of equal or greater credit quality than other investments in the fund. In that way, the fund strives to provide a competitive yield without compromising safety.

     Also, the fund applies its research capabilities to carefully evaluate and monitor the credit worthiness of counter-parties to its repurchase agreements. As a large participant in the money-market industry, the fund is positioned to negotiate repurchase agreements with broker/ dealers on favorable terms.

     Looking to the future, we believe that the domestic economic environment will remain favorable for short-term government debt. The U.S. economy is among the strongest in the world, the federal budget is in balance for the first time in 30 years, and consumers are enjoying a nearly unprecedented level of prosperity. We are pleased to have the opportunity to continue serving the needs of investors seeking to generate current income while retaining stability of principal.


                            3       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

MONEY MARKET FUNDS
PRIME OBLIGATIONS


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT CONSISTENT
     WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY

As of September 30, 1998, Prime Obligations Fund's seven-day effective yield was 5.06% for class A shares.

     The year was characterized by a sharp increase in concern over the impact of the looming economic slowdown on borrowers. However, maintaining credit quality remains the primary focus of the fund. It is our view that shareholders are not sufficiently rewarded for taking credit risk.

     Also, the fund does not buy second-tier or split-rated securities and has no plans to do so. Rather than reaching for yield by taking on more risk, our strategy for adding value is to trade a portion of the excess liquidity that the fund enjoys as a result of our stable investor base for incremental yield through floating-rate product that is of equal or greater credit quality than other investments in the fund. In that way, the fund strives to provide a competitive yield without compromising safety.

     Looking to the future, we believe that the domestic economic environment will remain favorable for short-term debt securities. The U.S. economy is among the strongest in the world, the federal budget is in balance for the first time in 30 years, and consumers are enjoying a nearly unprecedented level of prosperity. We are pleased to have the opportunity to continue serving the needs of investors seeking to generate current income while retaining stability of principal.


                            4       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

MONEY MARKET FUNDS
TAX FREE OBLIGATIONS


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS MAXIMUM CURRENT INCOME EXEMPT FROM FEDERAL INCOME
     TAXES, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL

As of September 30, 1998, Tax Free Obligations Fund's seven-day effective yield was 3.18% for class A shares. The fund has credit ratings of Aaa by Moody's and AAAm by Standard & Poor's, the highest ratings available.

     During the fiscal year, the global economic crisis and its possible impact on the U.S. economy caused a sharp increase in the level of investor concern regarding credit risk. In this environment, it is important to note that maintaining credit quality remains a primary focus of the fund. It is our view that shareholders are not sufficiently rewarded for taking credit risk. Consistent with the industry, the fund holds a significant percentage of market-determined floating-rate securities. Also, the fund does not intend to purchase second-tier or split-rated securities and applies its research capabilities to carefully evaluate and monitor the creditworthiness of counter-parties to repurchase agreements.

     Looking forward, we believe that the domestic economic environment will remain favorable for short-term municipal debt securities. The U.S. economy is among the strongest in the world, the federal budget is in balance for the first time in 30 years, and consumers are enjoying a nearly unprecedented level of prosperity. We are pleased to have the opportunity to continue serving the needs of investors seeking to generate current income while retaining stability of principal.


                            5       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

MONEY MARKET FUNDS
TREASURY OBLIGATIONS


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS MAXIMUM CURRENT INCOME CONSISTENT WITH
     PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY

Treasury Obligations Fund's seven-day effective yield for class A shares as of September 30, 1998, was 4.82%. The fund has credit ratings of Aaa by Moody's and AAAm by Standard & Poor's, the highest ratings available.

     Credit quality remains a primary focus of the fund, which buys only Treasury securities and repurchase agreements collateralized by Treasury securities. The fund applies its research capabilities to evaluate and monitor the credit worthiness of counter-parties to the repurchase agreements. In addition to working carefully to minimize credit risk, the fund does not make large bets on the direction of interest rates through its maturity structure. Rather than reach for yield by extending maturities or taking credit risk, the fund adds shareholder value by using its position in the money-market industry to negotiate favorable repurchase agreements with broker/dealers.

     Looking forward, we believe that the domestic economic environment will remain favorable for short-term Treasury debt. The U.S. economy is among the strongest in the world, the federal budget is in balance for the first time in 30 years, and consumers are enjoying a nearly unprecedented level of prosperity. We are pleased to have the opportunity to continue serving the needs of investors seeking to generate current income while retaining stability of principal.


                            6       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

INDEPENDENT
AUDITORS' REPORT      SEPTEMBER 30, 1998

     The Board of Directors and Shareholders
     First American Funds, Inc.

     We have audited the accompanying statements of net assets of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (funds within First American Funds, Inc.) as of September 30, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The statement of changes in net assets for the year ended July 31, 1997 and the financial highlights for the periods ended July 31, 1997, July 31, 1996, and July 31, 1995 for Tax Free Obligations Fund were audited by another auditor whose report dated September 12, 1997, expressed an unqualified opinion on this information.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered and securities on loan, we request confirmations from brokers or carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund as of September 30, 1998, and the results of their operations, changes in their net assets and the financial highlights for each of the periods described above, in conformity with generally accepted accounting principles.

     KPMG Peat Marwick LLP
     Minneapolis, Minnesota
     November 13, 1998


                            7       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 67.9%
EXPORT-IMPORT BANK
   5.500%, 10/15/98 (A) (B)                    $ 25,000   $   25,000
   5.520%, 10/15/98 (A) (B)                      18,198       18,199
   5.560%, 10/15/98 (A) (B)                      30,000       29,996
FFCB
   5.400%, 10/01/98                              50,000       50,000
   5.700%, 11/03/98                              15,000       14,999
   5.700%, 12/01/98                               3,690        3,690
   5.650%, 01/04/99                              22,000       22,000
   5.375%, 03/02/99                              10,000        9,987
FHLB
   4.981%, 10/06/98 (A)                          50,000       49,974
   4.893%, 10/06/98 (A)                           4,000        3,998
   5.625%, 10/08/98                              18,370       18,370
   5.792%, 10/23/98                               3,000        3,001
   5.775%, 10/30/98                               1,745        1,745
   5.500%, 03/26/99                              15,000       14,991
   5.955%, 07/08/99                              10,000       10,018
   5.540%, 07/15/99                              25,000       24,988
FHLMC
   5.380%, 10/01/98                             200,000      200,000
   5.430%, 10/19/98                              35,000       34,905
   5.170%, 10/30/98                              80,000       79,667
   5.410%, 10/30/98                              50,000       49,782
   5.505%, 03/12/99                              25,000       24,990
   5.490%, 04/30/99                              10,000        9,988
FNMA
   4.620%, 10/06/98 (A)                           3,000        2,993
   5.043%, 10/06/98 (A)                          50,000       49,998
   5.300%, 10/06/98 (A)                           5,000        4,994
   5.400%, 10/16/98                              50,000       49,887
   5.300%, 01/25/99                              50,000       49,136
   5.330%, 02/12/99                              15,000       14,992
   4.940%, 02/23/99                              10,000        9,975
   5.650%, 04/09/99                               2,135        2,135
   5.540%, 07/16/99                              10,000        9,996
   5.490%, 08/03/99                              50,000       49,956
SLMA
   4.753%, 10/06/98 (A)                          25,000       24,976
   4.733%, 10/06/98 (A)                          20,000       20,000
   5.033%, 10/06/98 (A)                          50,000       49,987
   4.803%, 10/06/98 (A)                          14,000       13,988
   5.192%, 10/06/98 (A)                           4,000        4,000
   5.740%, 11/16/98                              30,000       30,006
   5.720%, 11/20/98                              15,000       14,999
   5.740%, 12/17/98                               6,000        6,001
   5.400%, 02/10/99                              25,000       24,992


                            8       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
U.S. AID
   5.207%, 10/06/98 (A)                        $ 26,000   $   26,001
   5.257%, 10/06/98 (A)                             750          750
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,160,050)                                       1,160,050
                                                          -----------

OTHER U.S. GOVERNMENT OBLIGATIONS - 4.9%
New Hampshire Higher Educational Commercial Paper
   (LOC: SLMA)
   5.569%, 10/23/98                              32,546       32,437
USA Group Secondary Market Services (LOC: SLMA)
   5.497%, 10/06/98                              13,740       13,730
   5.501%, 10/09/98                              30,000       29,963
   5.449%, 10/30/98                               7,771        7,737
                                                          -----------
TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
   (Cost $83,867)                                             83,867
                                                          -----------

U.S. TREASURY OBLIGATION - 0.4%
U.S. Treasury Note
   5.125%, 11/30/98                               7,000        6,998
                                                          -----------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $6,998)                                               6,998
                                                          -----------

REPURCHASE AGREEMENTS - 26.8%
Lehman Brothers
   5.500%, dated 09/30/98, matures 10/01/98,
   repurchase price $188,735,092 (collateralized
   by a U.S. Treasury Bond: total market value
   $192,457,968)                                188,706      188,706
Nomura Securities
   5.750%, dated 09/30/98, matures 10/01/98,
   repurchase price $200,031,944 (collateralized
   by U.S. Government Obligations: total market
   value $204,000,000)                          200,000      200,000
Salomon Smith Barney
   5.250%, dated 09/30/98, matures 10/01/98,
   repurchase price $70,010,208 (collateralized
   by U.S. Treasury Obligations: total market
   value $71,574,073)                            70,000       70,000
                                                          -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $458,706)                                           458,706
                                                          -----------
TOTAL INVESTMENTS - 100.0%
   (Cost $1,709,621)                                       1,709,621
                                                          -----------
OTHER ASSETS AND LIABILITIES, NET - (0.0%) (C)                  (411)
                                                          -----------


                            9       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


GOVERNMENT OBLIGATIONS FUND (concluded)

DESCRIPTION                                                VALUE(000)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class Y
   ($.01 par value--20 billion authorized)
   based on 1,000,284,661 outstanding shares              $1,000,285
Portfolio Capital--Class A
   ($.01 par value--20 billion authorized)
   based on 325,012,246 outstanding shares                   324,981
Portfolio Capital--Class D
   ($.01 par value--20 billion authorized)
   based on 384,228,904 outstanding shares                   384,228
Undistributed net investment income                               13
Accumulated net realized loss on investments                    (297)
                                                          -----------

TOTAL NET ASSETS--100.0%                                  $1,709,210
                                                          -----------
Net asset value, offering price, and redemption
   price per share--Class Y                               $     1.00
                                                          -----------
Net asset value, offering price, and redemption
   price per share--Class A                               $     1.00
                                                          -----------
Net asset value, offering price, and redemption
   price per share--Class D                               $     1.00
                                                          -----------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1998. The date shown is the next reset date.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):

      Cash collateral received for securities on loan  $ 277,204

      Payable upon return of securities on loan        $(277,204)

AID--Agency for International Development

FFCB--Federal Farm Credit Bank

FHLB--Federal Home Loan Bank

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

LOC--Letter of Credit

SLMA--Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


                           10       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

PRIME OBLIGATIONS FUND

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
COMMERCIAL PAPER - 61.4%

BROKERAGE - 5.8%
Credit Suisse First Boston
   5.589%, 11/18/98 (B)                       $  36,200   $   35,934
Goldman Sachs
   5.543%, 10/01/98                              80,000       80,000
   5.549%, 10/14/98                              50,000       49,900
Morgan Stanley
   5.341%, 03/26/99                              75,000       73,093
J.P. Morgan
   5.480%, 11/23/98                              30,000       29,757
Salomon Smith Barney Holdings
   5.591%, 10/08/98                              50,000       49,946
   5.596%, 10/08/98                              50,000       49,946
   5.589%, 10/19/98                             100,000       99,723
   5.586%, 11/17/98                              50,000       49,640
   5.633%, 01/20/99                              25,000       24,576
                                                          -----------
                                                             542,515
                                                          -----------

COMMERCIAL FUNDING CORPORATIONS - 19.1%
Asset Securitization
   5.530%, 10/26/98 (B)                          50,000       49,808
   5.579%, 10/27/98 (B)                          50,000       49,800
   5.537%, 10/28/98 (B)                          44,000       43,819
   5.547%, 10/29/98 (B)                          50,000       49,786
   5.512%, 11/10/98 (B)                          50,000       49,696
   5.514%, 11/13/98 (B)                          50,000       49,673
   5.558%, 11/20/98 (B)                          40,000       39,694
Fleet Funding
   5.520%, 10/05/98 (B)                          38,583       38,559
   5.563%, 10/08/98 (B)                          50,000       49,946
   5.569%, 10/21/98 (B)                          26,912       26,829
   5.547%, 10/23/98 (B)                          29,821       29,721
   5.546%, 10/26/98 (B)                          22,954       22,866
   5.562%, 10/30/98 (B)                          50,000       49,778
Pooled Accounts Receivable Capital
   5.592%, 10/06/98 (B)                          20,708       20,692
   5.576%, 10/14/98 (B)                          42,197       42,112
   5.510%, 10/19/98 (B)                          30,848       30,763
   5.520%, 11/05/98 (B)                          50,000       49,734
   5.444%, 12/15/98 (B)                          50,000       49,441
Premium Funding E
   5.581%, 10/01/98 (B)                          43,666       43,666
   5.583%, 10/05/98 (B)                          39,693       39,669
   5.571%, 10/07/98 (B)                          33,305       33,274
   5.597%, 10/08/98 (B)                          20,642       20,620


                           11       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


PRIME OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
   5.585%, 10/13/98 (B)                       $  40,497   $   40,422
   5.606%, 10/21/98 (B)                          31,445       31,348
   5.607%, 10/23/98 (B)                          31,354       31,247
   5.631%, 10/28/98 (B)                          41,069       40,897
   5.327%, 11/04/98 (B)                          50,000       49,750
Quincy Capital
   5.579%, 10/02/98 (B)                          22,605       22,602
   5.567%, 10/09/98 (B)                          28,565       28,530
   5.593%, 10/16/98 (B)                          50,000       49,885
   5.567%, 10/19/98 (B)                          50,000       49,862
   5.568%, 10/19/98 (B)                          49,881       49,743
   5.590%, 10/26/98 (B)                          25,314       25,217
Receivables Capital
   5.601%, 10/13/98 (B)                          44,000       43,919
   5.584%, 10/16/98 (B)                          50,350       50,234
   5.572%, 10/23/98 (B)                          24,943       24,859
Variable Funding Capital
   5.578%, 10/05/98 (B)                          21,705       21,692
   5.574%, 10/08/98 (B)                          50,000       49,946
   5.584%, 10/09/98 (B)                          35,000       34,957
   5.589%, 10/09/98 (B)                          50,000       49,939
   5.588%, 10/14/98 (B)                          23,598       23,551
   5.572%, 10/15/98 (B)                          25,000       24,946
   5.589%, 10/16/98 (B)                          50,000       49,885
   5.591%, 10/20/98 (B)                          25,000       24,927
   5.552%, 10/22/98 (B)                          50,000       49,839
   5.553%, 10/26/98 (B)                          25,000       24,904
   5.575%, 10/27/98 (B)                          25,000       24,900
                                                          -----------
                                                           1,797,947
                                                          -----------

DIVERSIFIED FINANCE - 2.0%
Allianz America Finance
   5.577%, 10/13/98 (B)                          32,320       32,260
   5.594%, 11/20/98 (B)                          44,390       44,050
Commercial Credit
   5.567%, 10/15/98                              36,000       35,923
General Electric Capital
   5.472%, 01/26/99                              75,000       73,693
                                                          -----------
                                                             185,926
                                                          -----------

DOMESTIC BANKS - 10.3%
Cofco Capital (LOC: BankAmerica)
   5.496%, 11/23/98                              30,000       29,760
Cofco Capital (LOC: BankAmerica)
   5.471%, 12/17/98                              40,000       39,538
Formosa Plastics (LOC: BankAmerica)
   5.475%, 12/18/98                              20,000       19,766


                           12       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
International Securitization (Guarantor: FNB Chicago)
   5.582%, 10/05/98 (B)                       $  34,190   $   34,169
   5.550%, 10/08/98 (B)                          30,000       29,968
   5.568%, 10/08/98 (B)                          50,000       49,946
   5.588%, 10/14/98 (B)                          50,000       49,900
   5.589%, 10/15/98 (B)                          27,331       27,272
   5.590%, 10/15/98 (B)                          70,000       69,849
   5.596%, 10/20/98 (B)                          18,610       18,555
   5.588%, 11/19/98 (B)                          50,000       49,625
Kittyhawk Funding (Guarantor: NationsBank)
   5.555%, 10/02/98 (B)                          45,000       44,993
   5.576%, 10/09/98 (B)                          30,000       29,963
   5.597%, 10/09/98 (B)                          50,000       49,938
   5.580%, 10/14/98 (B)                          45,145       45,055
   5.582%, 10/20/98 (B)                          26,887       26,809
   5.592%, 10/20/98 (B)                          21,436       21,373
   5.578%, 10/22/98 (B)                          31,774       31,671
   5.600%, 10/23/98 (B)                          35,290       35,170
   5.632%, 01/15/99 (B)                          40,000       39,351
Kzh Crescent (Guarantor: Chase Manhattan)
   5.651%, 02/12/99 (B)                          13,339       13,066
Kzh Holdings III (Guarantor: Chase Manhattan)
   5.570%, 10/02/98 (B)                          10,120       10,118
   5.649%, 10/28/98 (B)                          10,163       10,121
   5.640%, 10/29/98 (B)                          28,387       28,264
   5.680%, 02/01/99 (B)                          49,013       48,087
Kzh Soleil (Guarantor: Chase Manhattan)
   5.625%, 10/08/98 (B)                          19,240       19,219
   5.650%, 10/29/98 (B)                          10,138       10,094
Kzh-Ing-2 (Guarantor: Chase Manhattan)
   5.624%, 10/06/98 (B)                          21,030       21,014
Kzh-Soleil-2 (Guarantor: Chase Manhattan)
   5.624%, 10/06/98 (B)                          13,176       13,166
   5.670%, 01/25/99                              25,655       25,198
Minmetals Caps (LOC: BankAmerica)
   5.598%, 10/23/98                              25,000       24,916
                                                          -----------
                                                             965,934
                                                          -----------

FOREIGN BANKS - 8.4%
Abbey National North America
   5.500%, 10/05/98                              75,000       74,954
Alfa-Russia Finance B V (LOC: Societe Generale)
   5.608%, 10/30/98                              30,000       29,866
   5.613%, 10/30/98                              17,000       16,924
   5.625%, 10/30/98                              30,000       29,866
Banca Serfin S A Institution de Banca Multiple Grupo
   (LOC: Barclays Bank)
   5.598%, 08/26/99                              25,000       23,789


                           13       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


PRIME OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
Banco Bozano Simonsen (LOC: Banco Santander)
   5.750%, 03/19/99                           $  50,000   $   48,704
Banco Bradesco S A Grand Cayman
   (LOC: Barclays Bank)
   5.675%, 11/19/98                              36,045       35,773
   5.461%, 12/14/98                              43,000       42,524
Banco Nacional de Comercio Exterior
   (LOC: Barclays Bank)
   5.578%, 11/06/98                              37,500       37,293
Csn Overseas (LOC: Barclays Bank)
   5.490%, 11/03/98                              38,650       38,455
   5.525%, 03/02/99                              39,350       38,456
Four Winds Funding (Guarantor: Commerzbank)
   5.577%, 10/05/98 (B)                          25,000       24,985
   5.594%, 10/05/98 (B)                          30,000       29,982
   5.594%, 10/13/98 (B)                          45,944       45,859
   5.597%, 10/14/98 (B)                          30,000       29,940
   5.567%, 10/22/98 (B)                          50,000       49,838
   5.553%, 10/30/98 (B)                          50,000       49,778
   5.500%, 11/13/98 (B)                          15,000       14,901
   5.512%, 11/16/98 (B)                          28,000       27,805
Louis Dreyfus (LOC: Dresdner)
   5.550%, 10/21/98                              26,739       26,657
Petroleo Brasileiro S A Petrobras (LOC: Barclays Bank)
   5.530%, 03/29/99                              40,000       38,934
Svenska Handelsbank
   5.490%, 11/17/98                              30,453       30,233
                                                          -----------
                                                             785,516
                                                          -----------

FOREIGN FUNDING CORPORATIONS - 3.1%
Beta Finance
   5.590%, 10/15/98 (B)                          37,780       37,699
Sigma Finance
   5.636%, 10/07/98 (B)                          50,000       49,954
   5.530%, 10/13/98 (B)                          50,000       49,908
   5.615%, 10/28/98 (B)                          50,000       49,793
   5.630%, 11/09/98 (B)                          50,000       49,700
   5.652%, 02/24/99 (B)                          15,000       14,666
   5.648%, 03/01/99 (B)                          29,000       28,333
   5.399%, 04/14/99 (B)                           7,000        6,802
                                                          -----------
                                                             286,855
                                                          -----------

FOREIGN OTHER - 0.8%
BTR Dunlop Finance
   5.503%, 11/20/98 (B)                          25,000      24,811
UBS Finance
   5.751%, 10/01/98                              50,000      50,000
                                                          -----------
                                                             74,811
                                                          -----------


                           14       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
RETAIL FUNDING CORPORATIONS - 11.9%
Enterprise Funding
   5.579%, 10/08/98 (B)                       $  25,000   $   24,973
   5.576%, 10/15/98 (B)                          39,025       38,941
   5.584%, 10/16/98 (B)                          33,347       33,270
   5.561%, 10/20/98 (B)                          23,128       23,061
   5.554%, 10/21/98 (B)                          50,000       49,847
   5.591%, 10/26/98 (B)                          26,922       26,818
   5.568%, 10/27/98 (B)                          50,000       49,801
   5.568%, 10/30/98 (B)                          20,000       19,911
   5.519%, 11/04/98 (B)                          60,000       59,689
   5.327%, 11/04/98 (B)                          49,447       49,199
Providian Master Trust Series 1993-3
   5.578%, 10/07/98 (B)                          26,000       25,976
   5.578%, 10/13/98 (B)                          75,000       74,862
   5.591%, 10/14/98 (B)                          33,500       33,433
   5.589%, 10/15/98 (B)                          50,000       49,892
   5.577%, 10/16/98 (B)                          30,549       30,478
   5.593%, 10/16/98 (B)                          76,274       76,098
   5.569%, 11/13/98 (B)                          82,000       81,460
Standard Credit
   5.582%, 10/07/98 (B)                          50,000       49,954
   5.586%, 10/09/98 (B)                          50,000       49,939
   5.591%, 10/09/98 (B)                          50,000       49,939
   5.589%, 10/13/98 (B)                          25,000       24,954
   5.590%, 10/13/98 (B)                          50,000       49,908
   5.599%, 11/05/98 (B)                          50,000       49,732
   5.559%, 11/06/98 (B)                          50,000       49,724
   5.600%, 11/06/98 (B)                          50,000       49,724
                                                          -----------
                                                           1,121,583
                                                          -----------
TOTAL COMMERCIAL PAPER
   (Cost $5,761,087)                                       5,761,087
                                                          -----------

CORPORATE OBLIGATIONS - 26.1%

BROKERAGE - 6.7%
Bear Stearns
   5.730%, 10/01/98 (A)                          75,000       75,000
Goldman Sachs
   5.614%, 10/08/98 (A)                         150,000      150,000
   5.606%, 10/15/98 (A)                          88,000       88,000
Morgan Stanley
   5.640%, 10/15/98 (A)                          75,000       75,000
Structured Enhanced Return Trust
   Series 1997 A-32
   (Guarantor: Merrill Lynch)
   5.624%, 10/23/98 (A) (B)                     107,000      107,000


                           15       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


PRIME OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
Structured Enhanced Return Trust
   Series 1998 (Guarantor: Merrill Lynch)
   5.621%, 10/23/98 (A) (B)                   $  52,000   $   52,000
WFP Tower B Finance Short Term Trust
   (Guarantor: Merrill Lynch)
   5.655%, 10/08/98 (A) (B)                      83,439       83,436
                                                          -----------
                                                             630,436
                                                          -----------

CAPTIVE FINANCE - 0.2%
Ford Motor Credit
   5.625%, 12/15/98                              14,525       14,526
   8.000%, 01/15/99                               3,000        3,019
                                                          -----------
                                                              17,545
                                                          -----------

DIVERSIFIED FINANCE - 2.3%
Cit Group Holdings
   5.600%, 10/01/98 (A)                         200,000      199,921
International Lease Finance
   8.350%, 10/01/98                               6,469        6,469
   5.990%, 01/15/99                               6,675        6,682
                                                          -----------
                                                             213,072
                                                          -----------

DOMESTIC BANKS - 1.6%
Short Term Repackaged Asset Trust 98-C
   (Guarantor: Morgan Guaranty)
   5.686%, 10/13/98 (A) (B)                     150,000      150,000
                                                          -----------

FOREIGN BANKS - 2.7%
Structured Products Asset Return Trust Certificate
   Trust Series 98-4 (Credit Support: CS Financial
   Products)
   5.640%, 10/18/98 (A) (B)                     250,000      250,000
                                                          -----------

FOREIGN FUNDING CORPORATIONS - 7.0%
Beta Finance
   5.362%, 10/01/98 (A) (B)                     200,000      199,955
   5.377%, 10/01/98 (A) (B)                     100,000      100,000
Centauri
   5.427%, 10/06/98 (A) (B)                     100,000      100,000
Salts III Cayman Island (Gurantor: Bankers Trust)
   5.787%, 01/25/99 (B)                          68,200       68,200
   5.850%, 01/25/99 (B)                          60,000       60,000


                           16       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
Sigma Finance
   5.940%, 11/17/98 (B)                       $  50,000   $   50,007
   5.710%, 03/24/99 (B)                           5,000        4,996
   5.760%, 03/31/99 (B)                          50,000       50,000
   5.750%, 08/02/99 (B)                          25,000       25,000
                                                          -----------
                                                             658,158
                                                          -----------

INSURANCE - 5.6%
Anchor National Life Insurance
   5.670%, 10/01/98 (A) (C)                      75,000       75,000
Commonwealth Life Insurance
   5.795%, 10/01/98 (A) (C)                     225,000      225,000
Sun Life Insurance of America
   5.810%, 10/01/98 (A) (C)                      75,000       75,000
   6.000%, 10/01/98 (A) (C)                      75,000       75,000
Transamerica Occidental Life Insurance
   5.656%, 10/08/98 (A)                          75,000       75,000
                                                          -----------
                                                             525,000
                                                          -----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $2,444,211)                                       2,444,211
                                                          -----------

CERTIFICATES OF DEPOSIT - 8.6%
Bank of Nova Scotia NY
   5.750%, 04/27/99                              25,000       24,993
Bankers Trust
   5.700%, 03/05/99                              25,000       24,995
   5.745%, 07/23/99                              50,000       49,981
Barclays Bank NY
   5.895%, 10/22/98                              20,000       20,000
Bayerische Vereinsbank NY
   5.850%, 12/18/98                              25,500       25,501
Canadian Imperial Bank NY
   5.750%, 04/01/99                              25,000       24,994
Deutsche Bank NY
   5.700%, 03/30/99                              25,000       24,992
   5.750%, 04/27/99                              50,000       49,986
   5.820%, 05/03/99                              25,000       24,992
J.P. Morgan
   5.750%, 03/10/99                              25,000       25,000
Mercantile Safe Deposit & Trust
   5.323%, 10/28/98 (A)                          20,000       20,000
Royal Bank Canada NY
   5.720%, 04/19/99                              50,000       49,984


                           17       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


PRIME OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
Societe Generale NY
   5.970%, 10/27/98                           $  15,000   $   15,001
   5.580%, 01/22/99                              15,000       14,998
   5.580%, 02/10/99                              40,000       39,996
   5.680%, 03/22/99                              25,000       24,994
   5.750%, 04/14/99                              25,000       24,994
   5.740%, 06/08/99                              25,000       24,990
   5.690%, 07/16/99                              35,000       34,984
   5.700%, 08/03/99                              30,000       29,986
Swiss Bank NY
   5.740%, 06/11/99                              50,000       49,980
Westpac Banking NY
   5.905%, 11/19/98                              10,000       10,001
   5.640%, 04/09/99                              65,500       65,451
   5.730%, 04/23/99                              50,000       49,984
   5.775%, 05/14/99                              50,000       49,984
                                                          -----------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $800,761)                                           800,761
                                                          -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
FHLB
   5.013%, 10/06/98 (A)                          25,000       25,000
Export-Import Bank
   5.520%, 10/15/98 (A) (B)                      36,162       36,163
   5.560%, 10/15/98 (A) (B)                      59,729       59,722
FNMA
   4.620%, 10/06/98 (A)                          20,000       19,956
SLMA
   4.803%, 10/06/98 (A)                          38,400       38,252
   5.192%, 10/06/98 (A)                          20,000       20,000
U.S. AID
   5.191%, 10/06/98 (A)                           1,208        1,207
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $200,300)                                           200,300
                                                          -----------

LOAN PARTICIPATION CERTIFICATES - 1.1%
Toronto Dominion Bank (National Rural Utilities)
   5.570%, 10/06/98                              55,000      55,000
   5.560%, 10/19/98                              50,000      50,000
                                                          -----------
TOTAL LOAN PARTICIPATION CERTIFICATES
   (Cost $105,000)                                           105,000
                                                          -----------


                           18       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
EURO TIME DEPOSITS - 0.2%
Wachovia
   5.750%, 10/01/98                           $  18,206   $   18,206
                                                          -----------
TOTAL EURO TIME DEPOSITS
   (Cost $18,206)                                             18,206
                                                          -----------

REPURCHASE AGREEMENT - 0.4%
Lehman Brothers
   5.500%, dated 09/30/98, matures 10/01/98,
   repurchase price $37,522,784 (collateralized by
   U.S. Treasury Obligations: total market
   value $37,893,782)                            37,517       37,517
                                                          -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $37,517)                                             37,517
                                                          -----------
TOTAL INVESTMENTS - 99.9%
   (Cost $9,367,082)                                       9,367,082
                                                          -----------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                      13,872
                                                          -----------

NET ASSETS:
Portfolio Capital--Class Y
   ($.01 par value--20 billion authorized)
   based on 5,445,625,713 outstanding shares               5,445,579
Portfolio Capital--Class A
   ($.01 par value--20 billion authorized)
   based on 3,699,164,085 outstanding shares               3,699,139
Portfolio Capital--Class B
   ($.01 par value--20 billion authorized)
   based on 2,398,582 outstanding shares                       2,398
Portfolio Capital--Class D
   ($.01 par value--20 billion authorized)
   based on 233,677,271 outstanding shares                   233,677
Undistributed net investment income                              180
Accumulated net realized loss on investments                     (19)
                                                          -----------
TOTAL NET ASSETS--100.0%                                  $9,380,954
                                                          -----------


                           19       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


PRIME OBLIGATIONS FUND (concluded)

DESCRIPTION                                                  VALUE
---------------------------------------------------------------------
Net asset value, offering price, and redemption
   price per share--Class Y                               $     1.00
                                                          -----------
Net asset value, offering price, and redemption
   price per share--Class A                               $     1.00
                                                          -----------
Net asset value, offering price, and redemption
   price per share--Class B (1)                           $     1.00
                                                          -----------
Net asset value, offering price, and redemption
   price per share--Class D                               $     1.00
                                                          -----------

(1) Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30,1998. The date shown is the next reset rate.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Private Placement Securities considered illiquid investments.

AID--Agency for International Development

FHLB--Federal Home Loan Bank

FNMA--Federal National Mortgage Association

LOC--Letter of Credit

SLMA--Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.


                           20       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
MUNICIPAL BONDS - 96.1%
ALABAMA - 2.7%
Birmingham Baptist Medical Center,
   Living County Project, Series A
   (LOC: Banco Santander) (RB)
   3.600%, 10/07/98 (A)                       $  11,600   $  11,600
Jefferson County Sewer Revenue,
   Series 7 (RB) (FGIC)
   3.800%, 10/07/98 (A)                           3,000        3,000
                                                          -----------
                                                              14,600
                                                          -----------

ALASKA - 0.6%
Alaska State Industrial Development Authority
   (LOC: KredietBank) (RB)
   3.250%, 10/07/98 (A)                           3,400        3,400
                                                          -----------

COLORADO - 2.4%
Colorado Springs Utilities Revenue, Series 19 (RB)
   3.850%, 10/07/98 (A)                           8,100        8,100
Colorado State Health Facilities Authority
   (RB) (MBIA)
   3.900%, 10/07/98 (A)                           5,350        5,350
                                                          -----------
                                                              13,450
                                                          -----------

FLORIDA - 3.3%
Florida State Housing Finance Agency,
   Multifamily Revenue
   (LOC: NationsBank) (RB)
   3.550%, 10/07/98 (A)                           1,500        1,500
Jacksonville Electric Authority (TECP)
   3.550%, 10/14/98                               3,000        3,000
   3.500%, 11/10/98                               4,850        4,850
Orlando Special Assessment,
   Republic Drive Interchange-A
   (LOC: Morgan Guaranty) (RB)
   3.500%, 10/07/98 (A)                           9,000        9,000
                                                          -----------
                                                              18,350
                                                          -----------

IDAHO - 2.5%
Idaho State Health Facilities Authority,
   St. Luke's Medical Center
   (LOC: Bayerische Landesbank) (RB)
   4.100%, 10/01/98 (A)                          13,825       13,825
                                                          -----------


                           21       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


TAX FREE OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
ILLINOIS - 8.7%
Chicago Equipment Notes (LOC: Harris Trust)
   3.800%, 12/04/98 ABN AMRO                  $   4,000   $    4,003
City of Chicago, ABN AMRO Munitops 1998-3 (GO)
   4.130%, 10/07/98 (A)                          10,000       10,000
Cook, Kane, Lake & McHenry Counties (GO)
   4.500%, 12/01/98                                 755          756
Illinois State Development Finance Authority
   (LOC: Harris Trust) (TRAN)
   4.050%, 10/07/98 (A)                           2,000        2,000
Illinois State Development Finance Authority, American
   College of Surgeons Project (LOC: Northern Trust
   Exp: 08/31/01) (RB)
   4.050%, 10/07/98 (A)                           4,000        4,000
Illinois State Development Finance Authority,
   Illinois Power Project, Series B
   (LOC: Canadian Imperial Bank) (RB)
   3.500%, 10/07/98 (A)                           3,900        3,900
Illinois State Health Facilities Authority, Dupage
   Healthcare Project (LOC: Rabobank) (RB)
   4.100%, 10/01/98 (A)                           9,900        9,900
Illinois State Health Facilities Authority, Franciscan
   Eldercare Project, Series B (LOC: LaSalle National Bank
   Exp: 12/31/01) (RB)
   3.700%, 10/07/98 (A)                           1,150        1,150
Illinois State Metropolitan Pier & Exposition Authority
   (RB) (AMBAC)
   3.800%, 10/07/98 (A)                           3,000        3,000
Schaumburg, Multifamily Housing (RB)
   (Merrill Lynch & Co.)
   4.190%, 10/07/98 (A)                           9,000        9,000
                                                          -----------
                                                              47,709
                                                          -----------

INDIANA - 5.4%
Allen County Economic Development, Golden Years
   Homestead Project (LOC: Norwest) (RB)
   3.950%, 10/07/98 (A)                          1,400       1,400
Evansville Economic Development Authority
   (LOC: Bank of Nova Scotia) (RB)
   3.800%, 10/07/98 (A)                          2,500       2,500
Indiana State Health Facilities Financing Authority
   (RB) (Comerica Bank)
   3.650%, 10/07/98 (A)                          4,200       4,200


                           22       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
Indiana State Health Facilities Financing Authority,
   Pathfinder Services Project (LOC: Norwest Bank
   Exp: 12/01/01) (RB)
   3.950%, 10/07/98 (A)                       $   2,585   $    2,585
Indiana State Hospital Equipment Financing Authority,
   Series 1985-A (RB) (MBIA)
   3.650%, 10/07/98 (A)                           4,800        4,800
Indianapolis (FSA)
   4.140%, 10/07/98 (A)                          14,325       14,325
                                                          -----------
                                                              29,810
                                                          -----------

KANSAS - 0.4%
Shawnee County, Series 1 (GO)
   4.000%, 02/01/99                                 328          328
Shawnee Industrial Development Revenue,
   Shawnee Village Association
   (LOC: Texas Commerce Bank N.A.) (RB)
   3.950%, 10/07/98 (A)                           1,900        1,900
                                                          -----------
                                                               2,228
                                                          -----------

KENTUCKY - 3.1%
Kentucky State Hospital Finance Authority,
   Pre-refunded @ 102 (RB) (BIG)
   7.000%, 09/01/99 (C)                           3,000        3,147
Pendleton County (LOC: Commonwealth
   Bank Australia) (TECP)
   3.650%, 10/16/98                               2,390        2,390
   3.700%, 10/16/98                               6,500        6,500
   3.550%, 11/10/98                               5,000        5,000
                                                          -----------
                                                              17,037
                                                          -----------

LOUISIANA - 0.2%
East Baton Rouge Pollution Control, Georgia Pacific
   (LOC:Toronto Dominion Exp:11/30/98) (RB)
   3.900%, 10/07/98 (A)                           1,000        1,000
                                                          -----------

MARYLAND - 1.0%
Anne Arundel County, Series A19
   4.200%, 10/07/98 (A)                           4,175        4,175
Fredrick County Retirement Community,
   Buckinghams Choice, Series E
   (LOC: LaSalle National Bank) (RB)
   4.050%, 10/07/98 (A)                           1,500        1,500
                                                          -----------
                                                               5,675
                                                          -----------


                           23       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


TAX FREE OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
MASSACHUSETTS - 2.4%
Natick (BAN)
   4.000%, 08/06/99                           $  13,055   $   13,094
                                                          -----------

MICHIGAN - 3.5%
Hannahville Indian Community Finance & Building
   Authority, Building Program, Series A
   (LOC: First of America) (RB)
   4.000%, 10/07/98 (A)                           4,000        4,000
Michigan State Hospital Financing Authority
   (LOC: First of America) (RB)
   3.550%, 10/07/98 (A)                           9,700        9,700
Michigan State Hospital Financing Authority, Series A
   (LOC: First of America) (RB)
   3.550%, 10/07/98 (A)                           1,800        1,800
Michigan University (TECP)
   3.450%, 10/01/98                               3,800        3,800
                                                          -----------
                                                              19,300
                                                          -----------

MINNESOTA - 3.7%
Bloomington Multifamily Housing Authority,
   Rental Housing, Crow/Bloomington Project
   (LOC: Credit Suisse) (RB)
   4.050%, 10/07/98 (A)                          10,700       10,700
Eden Prairie, Multifamily Housing
   (LOC: Barclays Bank) (RB)
   4.100%, 10/07/98 (A)                           1,900        1,900
Litchfield Independent School District #465 (TRAN)
   3.680%, 03/31/99                                 970          970
Minnesota State Agriculture & Economic Development
   Board, Evangelical Lutheran Project
   (LOC: Rabobank) (RB)
   4.020%, 10/07/98 (A)                           2,000        2,000
Minnesota State Housing Finance Agency,
   Single Family Mortgages, Series G,
   Mandatory Put @ 100 (RB)
   4.150%, 12/01/98 (B)                           2,000        2,001
Western Minnesota Municipal Power Agency (RB)
   4.250%, 01/04/99                               3,000        3,000
                                                          -----------
                                                              20,571
                                                          -----------


                           24       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
MISSISSIPPI - 1.6%
Mississippi State, Mississippi College Project
   (LOC: NationsBank) (RB)
   4.000%, 10/07/98 (A)                       $   8,700   $    8,700
                                                          -----------

MISSOURI - 1.1%
Missouri State Environmental Improvements
   (LOC: Union Bank of Switzerland) (TECP)
   3.550%, 11/09/98                               3,000        3,000
Missouri State Health & Educational Revenue,
   Drury College, Series B (RB)
   4.250%, 04/07/99                               3,120        3,129
                                                          -----------
                                                               6,129
                                                          -----------

NEVADA - 1.2%
Nevada State (GO) (A)
   4.120%, 10/07/98                               4,000        4,000
State of Nevada, ABN AMRO Munitops (GO)
   4.130%, 10/07/98 (A)                           2,500        2,500
                                                          -----------
                                                               6,500
                                                          -----------

NEW HAMPSHIRE - 0.8%
New Hampshire State Higher Educational & Health
   Authority, Alice Peck Day Lifecare Project
   (LOC: CoreStates) (RB)
   3.800%, 10/07/98 (A)                           4,500        4,500
                                                          -----------

NEW YORK - 0.5%
New York State Dormitory Authority, Founding
   Charitable Project (LOC: Allied Irish) (RB)
   3.300%, 10/07/98 (A)                           2,700        2,700
                                                          -----------

NORTH CAROLINA - 0.6%
New Hanover County, Gang Nail Systems Project
   (LOC: Harris Trust) (RB)
   3.800%, 10/07/98 (A)                           3,500        3,500
                                                          -----------

OHIO - 2.0%
Ohio State (GO)
   4.700%, 05/15/99 (A)                           3,075        3,096
Warren County Industrial Development Authority,
   Cincinnati Electric Project
   (LOC: Royal Bank of Canada) (RB)
   4.300%, 10/07/98 (A)                           7,650        7,650
                                                          -----------
                                                              10,746
                                                          -----------


                           25       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


TAX FREE OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
OKLAHOMA - 4.8%
Garfield County Pollution Control, Oklahoma
   Gas & Electric (RB)
   3.550%, 10/07/98 (A)                       $   2,300   $    2,300
Muskogee, Oklahoma Gas & Electric
   Pollution Control (RB)
   3.550%, 10/07/98 (A)                          12,000       12,000
Tulsa Airport Improvement Trust, Tulsa International
   Airport Project (RB) (FGIC)
   4.000%, 10/07/98 (A)                           4,000        4,000
Tulsa Industrial Authority (RB) (MBIA)
   4.120%, 10/07/98 (A)                           7,970        7,970
                                                          -----------
                                                              26,270
                                                          -----------

PENNSYLVANIA - 3.0%
Delaware County, Catholic Health East, Series A (RB)
   4.500%, 11/15/98                               2,275        2,277
Harrisburg (Anchor National Life Insurance) (RB)
   4.080%, 10/07/98 (A)                          14,000       14,000
                                                          -----------
                                                              16,277
                                                          -----------

SOUTH CAROLINA - 3.7%
South Carolina, Public Service Authority (RB) (FGIC)
   4.120%, 10/07/98 (A)                           2,000        2,000
York County (Guaranty: Duke Power) (TECP)
   3.375%, 12/07/98                              10,400       10,400
York County Pollution Control, Saluda River Project,
   National Rural CFC (RB)
   3.450%, 02/15/99 (A)                           1,955        1,955
York County Pollution Control, Series N3
   (National Rural) (RB)
   3.300%, 03/15/99 (A)                           5,950        5,950
                                                          -----------
                                                              20,305
                                                          -----------

SOUTH DAKOTA - 1.9%
South Dakota Health Facility, Pre-refunded @ 102
   (RB) (MBIA)
   7.000%, 09/01/99 (C)                           2,645        2,775
Yankton Industrial Development, Alumax Project
   (LOC: Bank of America) (RB)
   4.000%, 10/07/98 (A)                           7,700        7,700
                                                          -----------
                                                              10,475
                                                          -----------


                           26       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
TENNESSEE - 4.4%
Clarksville Building Authority (RB)
   (Nationsbank of Florida)
   4.000%, 10/07/98 (A)                       $  10,000   $   10,000
Montgomery County Public Building Authority,
   Pooled Financing Revenue, Montgomery
   County Loan (LOC: NationsBank) (RB)
   4.000%, 10/07/98 (A)                           7,000        7,000
Nashville & Davidson Counties, Metropolitan
   Government Industrial Development
   (LOC: Barclays Bank) (RB)
   4.100%, 10/07/98 (A)                           7,035        7,035
                                                          -----------
                                                              24,035
                                                          -----------

TEXAS - 8.0%
Dallas, Denton & Collin Counties (GO)
   4.450%, 02/15/99                               6,225        6,245
Houston Water & Sewer Revenue (RB) (FGIC)
   4.120%, 10/07/98 (A)                           7,000        7,000
Hunt County Industrial Development Authority,
   Trico Industries Project (LOC: ABN AMRO) (RB)
   3.800%, 10/07/98 (A)                           5,730        5,730
San Antonio Electric & Gas (RB) (MBIA)
   4.120%, 10/07/98 (A)                           7,455        7,455
Texas PFA (TECP) (State of Texas)
   3.500%, 11/12/98                               9,000        9,000
   3.375%, 01/22/99                               8,500        8,500
                                                          -----------
                                                              43,930
                                                          -----------

UTAH - 5.6%
Intermountain Power Agency (MBIA) (RB)
   3.500%, 02/01/99 (A)                          20,000       20,000
Salt Lake County Housing Authority, Multifamily
   Revenue, Santa Fe Apartments Project
   (LOC: Dresdner) (RB)
   3.650%, 10/07/98 (A)                           1,900        1,900
Utah Highway (TECP) (State of Utah)
   3.300%, 02/04/99                               9,000        9,000
                                                          -----------
                                                              30,900
                                                          -----------

VERMONT - 0.3%
Vermont State Student Loan Revenue
   (LOC: Natwest) (RB)
   3.500%, 10/07/98 (A)                           1,565        1,565
                                                          -----------


                           27       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


TAX FREE OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
VIRGINIA - 1.3%
Alexandria Industrial Development Authority, American
   Red Cross Project (LOC: First Union) (RB)
   3.600%, 10/07/98 (A)                       $   6,980   $    6,980
                                                          -----------

WASHINGTON - 4.8%
King County Public Hospital (AMBAC) (RB)
   4.140%, 10/07/98 (A)                           5,995        5,995
Port Seattle, Alaska Airlines Project
   (LOC: Bank of New York) (RB)
   3.800%, 10/07/98 (A)                           5,000        5,000
State of Washington (GO)
   3.450%, 10/07/98 (A)                           4,000        4,000
Washington Health Care Facilities Authority,
   Fred Hutchinson Cancer Research Center,
   Series 1996 (LOC: Morgan Guaranty) (RB)
   4.100%, 10/01/98 (A)                           4,755        4,755
Washington State Public Power Supply Systems,
   Nuclear Project #3 (RB)
   4.120%, 10/07/98 (A)                           6,590        6,590
                                                          -----------
                                                              26,340
                                                          -----------

WISCONSIN - 5.7%
Milwaukee, Series J (GO)
   4.000%, 12/01/98                               1,825        1,824
Milwaukee, Series A (RAN)
   5.000%, 02/25/99                               8,000        8,044
Wisconsin State (GO)
   4.700%, 11/01/98                                 750          751
Wisconsin State (TECP)
   3.350%, 11/19/98                               3,029        3,029
Wisconsin State Health & Education Facilities Authority
   (LOC: Toronto Dominion) (RB)
   3.920%, 10/01/98 (A)                             625          625
Wisconsin State Health & Education Facilities Authority,
   Blood Center Project, Series A
   (LOC: M&I Exp: 04/15/02) (RB)
   3.650%, 10/07/98 (A)                           7,695        7,695
Wisconsin State Health & Education Facilities Authority,
   Franciscan Health Care, Series A-2
   (LOC: Toronto Dominion) (RB)
   3.500%, 10/07/98 (A)                           7,320        7,320
Wisconsin State Health & Education Facilities Authority,
   Froedtert Memorial Hospital Project
   (LOC: M&I Exp: 04/15/02) (RB)
   4.050%, 10/07/98 (A)                           2,300        2,300
                                                          -----------
                                                              31,588
                                                          -----------


                           28       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

DESCRIPTION                             PAR(000)/SHARES    VALUE(000)
---------------------------------------------------------------------
WYOMING - 3.3%
Converse County (LOC: Deutsche Bank) (TECP)
   3.500%, 11/09/98                           $   7,600   $    7,600
   3.450%, 12/11/98                               3,800        3,800
Sweetwater (LOC: Union Bank of Switzerland) (TECP)
   3.300%, 12/07/98                               7,000        7,000
                                                          -----------
                                                              18,400
                                                          -----------

MULTISTATE - 1.6%
Clipper Tax Exempt Trust 1998-2 (RB)
   4.220%, 10/07/98 (A)                           8,800        8,800
                                                          -----------


TOTAL MUNICIPAL BONDS
   (Cost $528,689)                                           528,689
                                                          -----------

MONEY MARKET FUND - 3.7%
Federated Tax Free Money Market              20,247,000       20,247
                                                          -----------
TOTAL MONEY MARKET FUND
   (Cost $20,247)                                             20,247
                                                          -----------
TOTAL INVESTMENTS - 99.8%
   (Cost $548,936)                                           548,936
                                                          -----------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                       1,308
                                                          -----------

NET ASSETS:
Portfolio Capital--Class Y
   ($.01 par value--20 billion authorized)
   based on 272,984,165 outstanding shares                   272,982
Portfolio Capital--Class A
   ($.01 par value--20 billion authorized)
   based on 247,186,862 outstanding shares                   247,152
Portfolio Capital--Class D
   ($.01 par value--20 billion authorized)
   based on 30,095,359 outstanding shares                     30,095
Undistributed net investment income                               16
Accumulated net realized loss on investments                      (1)
                                                          -----------
TOTAL NET ASSETS--100.0%                                  $  550,244
                                                          -----------


                           29       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


TAX FREE OBLIGATIONS FUND (concluded)

DESCRIPTION                                                  VALUE
---------------------------------------------------------------------
Net asset value, offering price, and
   redemption price per share--Class Y                    $     1.00
                                                          -----------
Net Asset Value and Redemption
   Price Per Share--Class A                               $     1.00
                                                          -----------
Net Asset Value and Redemption
   Price Per Share--Class D                               $     1.00
                                                          -----------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1998. The date shown is the reset date.

(B) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(C) Pre-refunded Security--the prerefunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company

BAN--Bond Anticipation Note

BIG--Bond Investors Guaranty Insurance Company

FGIC--Financial Guaranty Insurance Corporation

FSA--Financial Security Assurance

GO--General Obligation

LOC--Letter of Credit

M&I--Marshall and Ilsley

MBIA--Municipal Bond Insurance Association

RAN--Revenue Anticipation Note

RB--Revenue Bond

TECP--Tax Exempt Commercial Paper

TRAN--Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


                           30       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

TREASURY OBLIGATIONS FUND

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 18.3%
U.S. Treasury Bills
   5.526%, 11/12/98 (A)                       $  50,000   $   49,693
   5.523%, 12/10/98 (A)                          50,000       49,491
U.S. Treasury Notes
   7.125%, 10/15/98                              50,000       50,027
   5.875%, 10/31/98                              25,000       25,004
   5.125%, 11/30/98                              50,000       49,980
   5.625%, 11/30/98                             100,000       99,997
   5.750%, 12/31/98                              50,000       50,019
   6.375%, 01/15/99                              75,000       75,198
   6.250%, 03/31/99                             125,000      125,421
   7.000%, 04/15/99                              50,000       50,363
   6.375%, 04/30/99                             125,000      125,560
   6.000%, 06/30/99                              50,000       50,167
   6.750%, 06/30/99                              75,000       75,659
   6.375%, 07/15/99                              50,000       50,349
   5.875%, 08/31/99                             125,000      125,818
                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,052,746)                                       1,052,746
                                                          -----------

REPURCHASE AGREEMENTS - 81.9%
Bear Stearns
   5.570%, dated 09/30/98, matures 10/01/98,
   repurchase price $280,043,322 (collateralized
   by U.S. Treasury STRIPS: total market
   value $285,621,000)                          280,000      280,000
C S First Boston
   5.580%, dated 09/30/98, matures 10/01/98,
   repurchase price $800,124,000 (collateralized
   by U.S. Treasury STRIPS: total market
   value $820,921,889)                          800,000      800,000
Donaldson Lufkin & Jenrette
   5.500%, dated 09/30/98, matures 10/01/98,
   repurchase price $950,145,139 (collateralized
   by U.S. Treasury STRIPS: total market
   value $969,000,147)                          950,000      950,000
Goldman Sachs
   5.450%, dated 09/30/98, matures 10/01/98,
   repurchase price $280,042,389 (collateralized
   by U.S. Treasury Notes: total market
   value $285,600,857)                          280,000      280,000
Lehman Brothers
   5.500%, dated 09/30/98, matures 10/01/98,
   repurchase price $274,179,263 (collateralized
   by U.S. Treasury Obligations: total market
   value $279,589,753)                          274,137      274,137


                           31       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


TREASURY OBLIGATIONS FUND (continued)

DESCRIPTION                                     PAR(000)   VALUE(000)
---------------------------------------------------------------------
Merrill Lynch
   5.200%, dated 09/30/98, matures 10/01/98,
   repurchase price $270,039,000 (collateralized
   by U.S. Treasury Obligations: total market
   value $275,712,000)                        $ 270,000   $  270,000
Nomura Securities
   5.625%, dated 09/30/98, matures 10/01/98,
   repurchase price $200,031,250 (collateralized
   by U.S. Treasury Obligations: total market
   value $204,000,129)                          200,000      200,000
Prudential Securities
   5.500%, dated 09/30/98, matures 10/01/98,
   repurchase price $280,043,167 (collateralized
   by U.S. Treasury Obligations: total market
   value $285,600,866)                          280,000      280,000
Salomon Smith Barney
   5.250%, dated 09/30/98, matures 10/01/98,
   repurchase price $280,040,833 (collateralized
   by U.S. Treasury Obligations: total market
   value $285,629,229)                          280,000      280,000
Societe Generale
   5.550%, dated 09/30/98, matures 10/01/98,
   repurchase price $825,127,187 (collateralized
   by U.S. Treasury Obligations: total market
   value $842,659,281)                          825,000      825,000
UBS Securities
   5.520%, dated 09/30/98, matures 10/01/98,
   repurchase price $280,042,933 (collateralized
   by U.S. Treasury Obligations: total market
   value $285,714,081)                          280,000      280,000
                                                          -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $4,719,137)                                       4,719,137
                                                          -----------
TOTAL INVESTMENTS - 100.2%
   (COST $5,771,883)                                       5,771,883
                                                          -----------
OTHER ASSETS AND LIABILITIES, NET - (0.2%)                   (11,593)
                                                          -----------


                           32       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

TREASURY OBLIGATIONS FUND (concluded)

DESCRIPTION                                                VALUE(000)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class Y
   ($.01 par value--20 billion authorized)
   based on--1,803,602,872 outstanding shares             $1,803,604
Portfolio Capital--Class A
   ($.01 par value--20 billion authorized)
   based on 101,735,188 outstanding shares                   101,735
Portfolio Capital--Class D
   ($.01 par value--20 billion authorized)
   based on 3,854,914,179 outstanding shares               3,854,917
Undistributed net investment income                                8
Accumulated net realized gain on investments                      26
                                                          -----------
TOTAL NET ASSETS--100.0%                                  $5,760,290
                                                          -----------
Net asset value, offering price, and
   redemption price per share--Class Y                    $     1.00
                                                          -----------
Net asset value, offering price, and
   redemption price per share--Class A                    $     1.00
                                                          -----------
Net asset value, offering price, and
   redemption price per share--Class D                    $     1.00
                                                          -----------

(A) The rate shown is the effective yield at time of purchase.

STRIPS--Separately Trading of Registered Interest and Principal of Securities.

The accompanying notes are an integral part of the financial statements.


                           33       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE PERIOD ENDED SEPTEMBER 30, 1998, IN THOUSANDS


                                             GOVERNMENT           PRIME
                                            OBLIGATIONS     OBLIGATIONS
                                                   FUND            FUND
------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                       $ 84,563+       $368,041
------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                          6,013          25,710

Less: Waiver of investment advisory fees           (982)         (5,242)

Administrator fees                                  915           3,868

Distribution fees - Class A                         167           3,215

Distribution fees - Class B                          --              21

Distribution fees - Class D                         621             393

Custodian fees                                      451           1,930

Registration fees                                   101           1,529

Professional fees                                    53             226

Transfer agent fees                                  74             248

Printing                                             81             476

Directors' fees                                      25             103

Accounting fees                                      --              --

Amortization of organizational costs                 --              --

Other                                                31              70
------------------------------------------------------------------------

TOTAL NET EXPENSES                                7,550          32,547
=======================================================================

Investment income - net                          77,013         335,494
------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS            (260)            (19)
=======================================================================

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                               $ 76,753        $335,475
=======================================================================

 + Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

(A) The Statement of Operations for the Tax Free Obligations Fund reflects the change of the Fund's year end from November 30th to September 30th.

(1) For the ten-month period December 1, 1997 to September 30, 1998.

(2) For the four-month period August 1, 1997 to November 30, 1997.


The accompanying notes are an integral part of the financial statements.


                           34       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

           TAX FREE       TREASURY
OBLIGATIONS FUND(A)    OBLIGATIONS
    (1)         (2)           FUND
-----------------------------------


 $8,949       $ 488       $269,095
-----------------------------------


  1,003          46         19,285

   (328)        (45)        (3,045)

    150          17          2,904

    204          44            176

     --          --             --

     22          --          5,046

     75           1          1,446

    127           7            352

      8           2            152

     38          13            180

     51           3            234

      4           1             79

     --          20             --

     --          --              2

     --          --             97
-----------------------------------

  1,354         109         26,908
===================================

  7,595         379        242,187
-----------------------------------

     --          --             26
===================================

 $7,595       $ 379      $ 242,213
===================================


                           35       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS   IN THOUSANDS

                                                                                         GOVERNMENT
                                                                                   OBLIGATIONS FUND
----------------------------------------------------------------------------------------------------
                                                                          10/1/97           10/1/96
                                                                               to                to
                                                                          9/30/98           9/30/97
----------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                               $    77,013       $    61,132
Net realized gain (loss) on investments                                      (260)               (6)
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       76,753            61,126
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class Y                                                                 (52,935)          (45,205)
  Class A                                                                  (3,226)               --
  Class B                                                                      --                --
  Class D                                                                 (20,839)          (15,962)
Net realized gain on investments
  Class Y                                                                      --                --
  Class A                                                                      --                --
  Class B                                                                      --                --
  Class D                                                                      --                --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (77,000)          (61,167)
====================================================================================================
CAPITAL SHARE TRANSACTIONS
AT NET ASSET VALUE OF $1.00 PER SHARE:
Class Y:
  Proceeds from sales                                                   3,130,459         5,674,757
  Shares issued in connection with acquisition of Qualivest Fund               --                --
  Shares issued in connection with acquisition of Common
   Trust Fund Assets                                                           --                --
  Reinvestment of distributions                                            29,035            24,252
  Payments for redemptions                                             (3,105,431)       (5,530,377)
----------------------------------------------------------------------------------------------------
Increase in net assets from
 Class Y transactions                                                      54,063           168,632
----------------------------------------------------------------------------------------------------
Class A:
  Proceeds from sales                                                     560,552                --
  Shares issued in connection with acquisition of Qualivest Fund               --                --
  Reinvestment of distributions                                             1,907                --
  Payments for redemptions                                               (237,478)               --
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class A transactions                                                     324,981                --
----------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                                          --                --
  Reinvestment of distributions                                                --                --
  Payments for redemptions                                                     --                --
----------------------------------------------------------------------------------------------------
Increase in net assets from
  Class B transactions                                                         --                --
----------------------------------------------------------------------------------------------------
Class D:
  Proceeds from sales                                                   2,648,770         1,115,568
  Payments for redemptions                                             (2,601,752)       (1,047,740)
----------------------------------------------------------------------------------------------------
Increase in net assets from Class D transactions                           47,018            67,828
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                                               426,062           236,460
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   425,815           236,419

NET ASSETS AT BEGINNING OF PERIOD                                       1,283,395         1,046,976
====================================================================================================
NET ASSETS AT END OF PERIOD (1)                                       $ 1,709,210       $ 1,283,395
====================================================================================================

(A) The Statements of Changes in Net Assets for the Tax Free Obligations Fund reflect the change of the Fund's year end from July 31st to November 30th, and then to September 30th.

(1) Includes undistributed net investment income (000) of $13 and $0 for Government Obligations Fund, $180 and $0 for Prime Obligations Fund, and $8 and $0 for Treasury Obligations Fund at September 30, 1998 and September 30, 1997, respectively. Includes undistributed net investment income of $16, $2, $4 for Tax Free Obligations Fund for September 30, 1998, November 30, 1997 and July 31, 1997, respectively.

The accompanying notes are an integral part of the financial statements.


                           36       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

                          PRIME                                                 TAX FREE                              TREASURY
               OBLIGATIONS FUND                                      OBLIGATIONS FUND(A)                      OBLIGATIONS FUND
-------------------------------------------------------------------------------------------------------------------------------
     10/1/97            10/1/96            12/1/97             8/1/97             8/1/96            10/1/97            10/1/96
          to                 to                 to                 to                 to                 to                 to
     9/30/98            9/30/97            9/30/98           11/30/97            7/31/97            9/30/98            9/30/97
-------------------------------------------------------------------------------------------------------------------------------

$    335,494       $    192,633       $      7,595       $        379       $      1,062       $    242,187       $    152,825
         (19)                --                 --                 --                 (1)                26                 19
-------------------------------------------------------------------------------------------------------------------------------
     335,475            192,633              7,595                379              1,061            242,213            152,844
-------------------------------------------------------------------------------------------------------------------------------


    (257,527)          (176,476)            (4,823)               (94)              (186)           (71,113)           (35,311)
     (64,277)            (8,570)            (2,317)              (287)              (876)            (3,426)                --
         (88)              (131)                --                 --                 --                 --                 --
     (13,417)            (7,465)              (441)                --                 --           (167,637)          (117,545)

          --                 --                 --                 --                 --                 (4)                --
          --                 --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 --                 --
          --                 --                 --                 --                 --                 (9)                --
-------------------------------------------------------------------------------------------------------------------------------
    (335,309)          (192,642)            (7,581)              (381)            (1,062)          (242,189)          (152,856)
===============================================================================================================================



   9,928,887         14,572,560            500,926             13,113             40,937          8,698,622          5,288,369
     257,499                 --                 --                 --                 --             11,790                 --

          --            140,497                 --                 --                 --                 --              6,884
      98,240             60,409                129                 62                112             12,681              4,510
  (8,454,911)       (14,323,805)          (238,776)           (11,608)           (35,807)        (7,817,288)        (4,719,356)
-------------------------------------------------------------------------------------------------------------------------------

   1,829,715            449,661            262,279              1,567              5,242            905,805            580,407
-------------------------------------------------------------------------------------------------------------------------------

   7,409,332            620,931            574,201             13,623             53,776            267,966                 --
     226,201                 --                 --                 --                 --             86,624                 --
      48,974              8,075              1,714                295                854              3,024                 --
  (4,203,635)          (545,891)          (357,424)           (16,923)           (53,104)          (255,879)                --
-------------------------------------------------------------------------------------------------------------------------------

   3,480,872             83,115            218,491             (3,005)             1,526            101,735                 --
-------------------------------------------------------------------------------------------------------------------------------

       3,185              7,242                 --                 --                 --                 --                 --
          81                121                 --                 --                 --                 --                 --
      (2,888)            (7,107)                --                 --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------------

         378                256                 --                 --                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------------

   1,278,512            714,714             59,995                  1                 --         10,374,909          6,989,426
  (1,157,905)          (710,856)           (29,901)                --                 --         (9,367,195)        (5,758,331)
-------------------------------------------------------------------------------------------------------------------------------
     120,607              3,858             30,094                  1                 --          1,007,714          1,231,095
-------------------------------------------------------------------------------------------------------------------------------

   5,431,572            536,890            510,864             (1,437)             6,768          2,015,254          1,811,502
-------------------------------------------------------------------------------------------------------------------------------
   5,431,738            536,881            510,878             (1,439)             6,767          2,015,278          1,811,490

   3,949,216          3,412,335             39,366             40,805             34,038          3,745,012          1,933,522
===============================================================================================================================
$  9,380,954       $  3,949,216       $    550,244       $     39,366       $     40,805       $  5,760,290       $  3,745,012
===============================================================================================================================


                           37       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS
                                    FOR THE PERIODS ENDED SEPTEMBER 30, 1998
                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                            NET ASSET                     DIVIDENDS      NET ASSET
                                VALUE            NET       FROM NET          VALUE
                            BEGINNING     INVESTMENT     INVESTMENT         END OF
                            OF PERIOD         INCOME         INCOME         PERIOD
-----------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
CLASS Y
 1998                         $  1.00       $  0.052       $ (0.052)       $  1.00
 1997                            1.00          0.051         (0.051)          1.00
 1996                            1.00          0.051         (0.051)          1.00
 1995                            1.00          0.054         (0.054)          1.00
 1994                            1.00          0.034         (0.034)          1.00
 1993                            1.00          0.028         (0.028)          1.00
 1992                            1.00          0.038         (0.038)          1.00
 1991                            1.00          0.060         (0.060)          1.00
 1990(1)                         1.00          0.045         (0.045)          1.00
CLASS A
 1998(5)                      $  1.00       $  0.021       $ (0.021)       $  1.00
CLASS D
 1998                         $  1.00       $  0.050       $ (0.050)       $  1.00
 1997                            1.00          0.049         (0.049)          1.00
 1996                            1.00          0.050         (0.050)          1.00
 1995(2)                         1.00          0.038         (0.038)          1.00
PRIME OBLIGATIONS FUND
CLASS Y
 1998                         $  1.00       $  0.053       $ (0.053)       $  1.00
 1997                            1.00          0.052         (0.052)          1.00
 1996                            1.00          0.052         (0.052)          1.00
 1995                            1.00          0.055         (0.055)          1.00
 1994                            1.00          0.035         (0.035)          1.00
 1993                            1.00          0.030         (0.030)          1.00
 1992                            1.00          0.039         (0.039)          1.00
 1991                            1.00          0.064         (0.064)          1.00
 1990(1)                         1.00          0.046         (0.046)          1.00
CLASS A
 1998                         $  1.00       $  0.050       $ (0.050)       $  1.00
 1997                            1.00          0.049         (0.049)          1.00
 1996                            1.00          0.050         (0.050)          1.00
 1995(2)                         1.00          0.038         (0.038)          1.00
CLASS B
 1998                         $  1.00       $  0.042       $ (0.042)       $  1.00
 1997                            1.00          0.042         (0.042)          1.00
 1996                            1.00          0.042         (0.042)          1.00
 1995(3)                         1.00          0.032         (0.032)          1.00
CLASS D
 1998                         $  1.00       $  0.051       $ (0.051)       $  1.00
 1997                            1.00          0.050         (0.050)          1.00
 1996                            1.00          0.051         (0.051)          1.00
 1995(4)                         1.00          0.038         (0.038)          1.00
-----------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.

(1) Commenced operations on March 1, 1990. All ratios for the period have been annualized.

(2) Commenced operations on January 21, 1995. All ratios for the period have been annualized.

(3) Commenced operations on January 23, 1995. All ratios for the period have been annualized.

(4) Commenced operations on January 24, 1995. All ratios for the period have been annualized.

(5) Commenced operations on April 29, 1998. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.


                           38       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

                                                                RATIO OF
                                          RATIO OF NET       EXPENSES TO
                             RATIO OF       INVESTMENT           AVERAGE
             NET ASSETS   EXPENSES TO        INCOME TO        NET ASSETS
 TOTAL           END OF       AVERAGE          AVERAGE        (EXCLUDING
RETURN     PERIOD (000)    NET ASSETS       NET ASSETS          WAIVERS)
-------------------------------------------------------------------------


  5.30%      $1,000,043          0.45%            5.18%             0.52%
  5.20          946,196          0.45             5.07              0.52
  5.24          777,594          0.45             5.10              0.54
  5.55          551,286          0.45             5.44              0.60
  3.48          455,869          0.45             3.61              0.61
  2.87          237,331          0.45             2.83              0.65
  3.85           93,770          0.45             3.71              0.64
  6.22           72,824          0.45             5.90              0.68
  4.56+          29,704          0.45             7.60              0.98

  2.10%+     $  325,024          0.70%            4.93%             0.76%

  5.15%      $  384,143          0.60%            5.03%             0.67%
  5.04          337,199          0.60             4.92              0.67
  5.08          269,382          0.60             4.96              0.69
  3.85+         198,859          0.60             5.45              0.70


  5.42%      $5,445,685          0.45%            5.28%             0.53%
  5.32        3,615,873          0.45             5.19              0.52
  5.34        3,166,213          0.45             5.20              0.54
  5.64        2,911,055          0.45             5.53              0.60
  3.56        1,307,347          0.45             3.58              0.60
  3.02          682,988          0.45             2.97              0.62
  4.02          203,765          0.45             3.90              0.59
  6.60          193,650          0.45             6.43              0.57
  4.73+         239,231          0.45             7.90              0.55

  5.15%      $3,699,197          0.70%            5.00%             0.79%
  5.06          218,261          0.70             4.95              0.77
  5.08          135,146          0.70             4.94              0.79
  3.84+          96,083          0.70             5.43              0.82

  4.37%      $    2,397          1.45%            4.29%             1.53%
  4.27            2,018          1.45             4.17              1.52
  4.29            1,763          1.45             4.15              1.54
  3.28+              14          1.45             4.70              1.57

  5.26%      $  233,675          0.60%            5.13%             0.68%
  5.16          113,064          0.60             5.02              0.67
  5.18          109,213          0.60             4.98              0.69
  3.86+           9,735          0.60             5.51              0.72
----------------------------------------------------------------------------


                           39       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS
                                    FOR THE PERIODS ENDED SEPTEMBER 30, 1998
                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     NET ASSET                     DIVIDENDS    NET ASSET
                                         VALUE            NET       FROM NET        VALUE
                                     BEGINNING     INVESTMENT     INVESTMENT       END OF
                                     OF PERIOD         INCOME         INCOME       PERIOD
------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND(A)
 CLASS Y
  1998(4)                              $  1.00       $  0.026       $ (0.026)     $  1.00
  1997(5)                                 1.00          0.011         (0.011)        1.00
  1997(6)                                 1.00          0.031         (0.031)        1.00
  1996(6)                                 1.00          0.032         (0.032)        1.00
  1995(6)(7)                              1.00          0.019         (0.019)        1.00
 CLASS A
  1998(4)                              $  1.00       $  0.024       $ (0.024)     $  1.00
  1997(5)                                 1.00          0.010         (0.010)        1.00
  1997(6)                                 1.00          0.027         (0.027)        1.00
  1996(6)                                 1.00          0.028         (0.028)        1.00
  1995(6)(7)                              1.00          0.017         (0.017)        1.00
 CLASS D
  1998(4)                              $  1.00       $  0.025       $ (0.025)     $  1.00
  1997(8)                                 1.00          0.000         (0.000)        1.00
TREASURY OBLIGATIONS FUND
 CLASS Y
  1998                                 $  1.00       $  0.051       $ (0.051)     $  1.00
  1997                                    1.00          0.050         (0.050)        1.00
  1996                                    1.00          0.050         (0.050)        1.00
  1995(1)                                 1.00          0.038         (0.038)        1.00
 CLASS A
  1998(2)                              $  1.00       $  0.045       $ (0.045)     $  1.00
 CLASS D
  1998                                 $  1.00       $  0.050       $ (0.050)     $  1.00
  1997                                    1.00          0.049         (0.049)        1.00
  1996                                    1.00          0.049         (0.049)        1.00
  1995                                    1.00          0.051         (0.051)        1.00
  1994(3)                                 1.00          0.031         (0.031)        1.00
------------------------------------------------------------------------------------------

+   Returns are for the period indicated and have not been annualized.

(A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of Tax Free Obligations Fund; and (ii) Qualivest Class Y and Class Q shares were exchanged for Class Y shares of Tax Free Obligations Fund.

(1) Commenced operations on January 24, 1995. All ratios for the period have been annualized.

(2) Commenced operations on November 3, 1997. All ratios for the period have been annualized.

(3) Commenced operations on October 4, 1993. All ratios for the period have been annualized.

(4) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from November 30 to September 30, effective September 30, 1998.

(5) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from July 31 to November 30, effective November 30, 1997.

(6) For the period ended July 31.

(7) Commenced operations January 9, 1995. All ratios for the period have been annualized.

(8) Commenced operations November 26, 1997. All ratios for the period have been annualized. For the period ended November 30.

The accompanying notes are an integral part of the financial statements.


                           40       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

                                                              RATIO OF
                                          RATIO OF NET     EXPENSES TO
                             RATIO OF       INVESTMENT         AVERAGE
            NET ASSETS    EXPENSES TO        INCOME TO      NET ASSETS
 TOTAL          END OF        AVERAGE          AVERAGE      (EXCLUDING
RETURN    PERIOD (000)     NET ASSETS       NET ASSETS        WAIVERS)
----------------------------------------------------------------------

 2.67%+     $  272,995          0.45%            3.13%           0.58%
 1.08+          10,703          0.64             3.09            0.97
 3.17            9,137          0.48             3.13            0.83
 3.22            3,895          0.41             2.92            0.79
 1.88+           1,264          0.59             3.38            0.94

 2.45%+     $  247,154          0.70%            2.84%           0.83%
 0.96+          28,662          0.89             2.83            1.23
 2.76           31,668          0.88             2.73            1.23
 2.81           30,143          0.89             2.78            1.25
 1.66+          33,569          1.00             2.98            1.36

 2.51%+     $   30,095          0.60%            3.02%           0.73%
 0.04+               1          0.60             3.20            9.07


 5.26%      $1,803,608          0.45%            5.13%           0.51%
 5.14          897,797          0.45             5.03            0.53
 5.15          317,392          0.45             5.00            0.55
 3.83+         117,171          0.45             5.50            0.55

 4.54%+     $  101,749          0.70%            4.88%           0.76%

 5.10%      $3,854,933          0.60%            4.98%           0.66%
 4.98        2,847,215          0.60             4.88            0.68
 5.00        1,616,130          0.60             4.86            0.70
 5.22        1,038,818          0.60             5.13            0.70
 3.12+         746,090          0.58             3.19            0.68
----------------------------------------------------------------------


                           41       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


1  ORGANIZATION

      The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (collectively, the "Funds") are funds offered by First American Funds, Inc. ("FAF"). FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

      FAF offers Class A, Class B, Class Y and Class D shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American Family of Funds. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class Y and D shares are offered only to qualifying institutional investors. Class B shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund, or Treasury Obligations Fund.

      The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Funds are as follows:

      SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.


                           42       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

      EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

      FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

      As of September 30, 1998, the following funds had capital loss carryforwards (000):

                                       AMOUNT   EXPIRATION DATE
      ---------------------------------------------------------
      Government Obligations              $37         2003-2006
      Tax Free Money Market                 1         2004-2005
      ---------------------------------------------------------

      The Government Obligations Fund and Prime Obligations Fund incurred losses in the amount of $260,000 and $20,000


                           43       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


      from November 1, 1997 to September 30, 1998. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 1999.

      REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Advisor deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

      Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

      SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States' Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.


                           44       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

      HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997 is that of Qualivest Tax Free Money Market Fund. The historical financial information of the Qualivest Fund was carried over to the newly formed FAF Fund.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3  FEES AND EXPENSES

      Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of .40% of the average daily net assets.

      Through a separate contractual agreement, U.S. Bank National Association, an affiliate of the Advisor, serves as the Funds' custodian.

      SEI Investments Distribution Co. (SIDCO) and SEI Investments Management Corporation (SIMC) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each Fund pays SIDCO a monthly distribution fee of .25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and .15% of the Class D shares, which may be used by SIDCO to provide compensation


                           45       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


      for sales support and distribution activities. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid $6,082,000 to Var & Company, an affiliate of U.S. Bank, for the year ended September 30, 1998. SIMC provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each Fund's average daily net assets. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAF Fund is reduced to .055% for their relative share of the excess net assets. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees for the year ended September 30, 1998 were approximately 0.022% of average daily net assets. Under this agreement, SIMC paid U.S. Bank N.A. $2,282,000 in aggregate for the year ended September 30, 1998 for the Funds included in this annual report.

      In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

      For the period ended September 30, 1998, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

      DST Systems, Inc. provides transfer agent services for the Funds. Effective October 1, 1998, FAF has appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the Class A and Class B shares of the Funds held through accounts at U.S. Bank and its affiliates.


                           46       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

      Class B shares are subject to a Contingent Deferred Sales Charge (CDSC), imposed on redemptions, for the first six years, and automatically convert to Class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                      CONTINGENT DEFERRED SALES CHARGE
                                             AS A PERCENTAGE OF DOLLAR
             YEAR SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
             ---------------------------------------------------------
                  First                                5.00%
                  Second                               5.00%
                  Third                                4.00%
                  Fourth                               3.00%
                  Fifth                                2.00%
                  Sixth                                1.00%
                  Seventh                              0.00%
                  Eighth                               0.00%
             ---------------------------------------------------------


4  SECURITIES LENDING TRANSACTIONS

      In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 1998, the collateral held at September 30, 1998 with respect to such loans, and income generated during the period ended September 30, 1998 from the program were as follows (000):

                                         MARKET VALUE OF    INCOME RECEIVED FROM
      FUND                             LOANED SECURITIES      SECURITIES LENDING
      --------------------------------------------------------------------------
      Government Obligations                    $274,871                     $84
      --------------------------------------------------------------------------


                           47       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                         -------------------------------------------------------
                              REPURCHASE   MONEY MARKET  FIXED INCOME
      FUND                    AGREEMENTS    INSTRUMENTS    SECURITIES      TOTAL
      --------------------------------------------------------------------------
      Government Obligations    $274,423         $2,781          $ --   $277,204
      --------------------------------------------------------------------------

      U.S. Bank NA, an affiliate of the Advisor, acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, U.S. Bank NA received $60,000 for the year ended September 30, 1998.


5  COMMON TRUST FUND CONVERSIONS

      On August 8, 1997 certain Common Trust Funds of the Advisor and its affiliates were converted into FAF. The Funds involved in the conversion are as follows:

      COMMON TRUST FUND                                FAF FUND
      --------------------------------------------------------------------------
      US Bancorp Daily Intermediate Trust              Prime Obligations Fund
      US Bancorp Daily Intermediate Trust Treasury     Treasury Obligations Fund
      --------------------------------------------------------------------------

      The assets which consisted of securities and related receivables were converted on a tax-free basis. The number of shares issued for each Fund and the net assets of each Fund (including net unrealized gains and losses) immediately before the conversion were as follows:

                                                                  NET UNREALIZED
      COMMON TRUST FUND                            ASSETS            GAIN/(LOSS)
      --------------------------------------------------------------------------
      US Bancorp Daily Intermediate Trust    $140,497,316                   $ --
      US Bancorp Daily Intermediate Trust
        Treasury                                6,884,236                     --
      --------------------------------------------------------------------------

      FAF FUND                                 NET ASSETS          SHARES ISSUED
      --------------------------------------------------------------------------
      Prime Obligations Fund               $3,851,371,412            140,497,316
      Treasury Obligations Fund             3,574,473,062              6,884,236
      --------------------------------------------------------------------------


                           48       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

      The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of Class Y in the Statement of Changes in Net Assets for each respective Fund.


6  MERGERS

      On November 21, 1997 (November 25, 1997 for Tax Free Obligations Fund), the following reorganization of certain Qualivest Funds into certain FAF Funds took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

      QUALIVEST ACQUIRED FUND                          FAF ACQUIRING FUND
      --------------------------------------------------------------------------
      Money Market Fund                                Prime Obligations Fund
      U.S. Treasury Money Market Fund                  Treasury Obligations Fund
      Tax Free Money Market Fund                       Tax Free Obligations Fund
                                                         (New FAF Fund)
      --------------------------------------------------------------------------

      Under the Agreement and Plan of Reorganization, Qualivest Class A and Class C shares were exchanged for FAF Class A shares and Qualivest Class Q and Class Y shares were exchanged for FAF Class Y shares.

      Net assets prior to reorganization and shares issued by the corresponding FAF funds were as follows:

      FAF ACQUIRING FUND                       NET ASSETS          SHARES ISSUED
      --------------------------------------------------------------------------
      Prime Obligations Fund               $4,178,199,365            483,699,838
      Treasury Obligations Fund             3,798,925,742             98,413,424
      Tax Free Obligations Fund                        --             38,183,594
      --------------------------------------------------------------------------

      The shares redeemed by the corresponding Qualivest Funds were as follows:

      QUALIVEST ACQUIRED FUND                                    SHARES REDEEMED
      --------------------------------------------------------------------------
      Money Market Fund                                              483,699,838
      U.S. Treasury Money Market Fund                                 98,413,424
      Tax Free Money Market Fund                                      38,183,594
      --------------------------------------------------------------------------


                           49       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


          Included in the net assets from the Qualivest Funds were the following components:

                           DISTRIBUTIONS IN EXCESS OF   ACCUMULATED NET             NET
QUALIVEST ACQUIRED FUND         NET INVESTMENT INCOME     REALIZED GAIN          ASSETS
---------------------------------------------------------------------------------------
Money Market Fund                           $ (5,261)              $191    $483,699,838
U.S. Treasury Money Market Fund               (3,183)                --      98,413,424
Tax Free Money Market Fund                        --                470      38,183,594
---------------------------------------------------------------------------------------


7  SIGNIFICANT EVENTS

      On May 1, 1998, U.S. Bancorp acquired Piper Jaffray Companies, Inc. As a result of this acquisition, all shares of the Piper Money Market Funds were redeemed, the Funds discontinued operations, and the sweep vehicles used by Piper Jaffray Inc. in its brokerage accounts were changed to corresponding FAF Funds.

      In connection with this acquisition, the Prime Obligations Fund purchased the assets of the Piper Institutional Money Market Fund through a purchase in kind transaction on June 29, 1998. The assets received totaled $372,875,000, which represented a 5.6% increase to the total net assets of the Fund.

      On July 20, 1998, the Prime Obligations Fund, Government Obligations Fund, and Tax Free Obligations Fund purchased the assets of the Piper Money Market Fund, Piper U.S. Government Money Market Fund, and Piper Tax-Exempt Money Market Fund, respectively, through a second purchase in kind transaction. The assets purchased by Prime Obligations Fund totaled $2,890,315,000, which represented a 44.7% increase to the total net assets of that Fund. The assets purchased by the Government Obligations Fund totaled $332,369,000, which represented a 24.7% increase to the total net assets of that Fund. The assets purchased by the Tax Free Obligations Fund totaled $223,954,000, which represented a 65.1% increase to the total net assets of that Fund.


                           50       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS     SEPTEMBER 30, 1998


      THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 1999. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

      Dear First American Fund Shareholders:

      For the fiscal year ended September 30, 1998, each Fund designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                    LONG TERM        MEDIUM TERM          ORDINARY
                CAPITAL GAINS      CAPITAL GAINS            INCOME          TAX            TOTAL
                DISTRIBUTIONS      DISTRIBUTIONS     DISTRIBUTIONS       EXEMPT    DISTRIBUTIONS
FUND              (TAX BASIS)        (TAX BASIS)       (TAX BASIS)     INTEREST      (TAX BASIS)
------------------------------------------------------------------------------------------------
Government
Obligations                 0%                0%              100%            0%            100%

Prime
Obligations                 0                 0               100             0             100

Tax Free
Obligations                 0                 0                 0           100             100

Treasury
Obligations                 0                 0               100             0             100
------------------------------------------------------------------------------------------------


                           51       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

     FIRST AMERICAN FUNDS, INC.
     1 Freedom Valley Drive
     Oaks, Pennsylvania 19456

INVESTMENT ADVISOR                        BOARD OF DIRECTORS
     FIRST AMERICAN ASSET                      MR. DAVID BENNETT
     MANAGEMENT, A DIVISION OF                 Director of the First American Funds, Inc.
     U.S. BANK NATIONAL ASSOCIATION            Of counsel with Gray, Plant, Mooty,
     601 Second Avenue South                       Mooty and Bennett,
     Minneapolis, Minnesota 55402              Owner of three privately-held businesses

CUSTODIAN                                      MR. ROBERT DAYTON
     U.S. BANK NATIONAL ASSOCIATION            Director of the First American Funds, Inc.
     180 East Fifth Street                     Chief Executive Officer of
     St. Paul, Minnesota 55101                     Okabena Company

ADMINISTRATOR                                  MR. ROGER GIBSON
     SEI INVESTMENTS MANAGEMENT                Director of the First American Funds, Inc.
     CORPORATION                               Vice President of North America-Mountain
     1 Freedom Valley Drive                        Region for United Airlines
     Oaks, Pennsylvania 19456
                                               MR. ANDREW HUNTER III
TRANSFER AGENT                                 Director of the First American Funds, Inc.
     DST SYSTEMS, INC.                         Chairman of Hunter Keith Industries
     330 West Ninth Street
     Kansas City, Missouri 64105               MR. LEONARD KEDROWSKI
                                               Director of the First American Funds, Inc.
DISTRIBUTOR                                    Owner and President of Executive
     SEI INVESTMENTS DISTRIBUTION CO.              Management Consulting, Inc.
     1 Freedom Valley Drive
     Oaks, Pennsylvania 19456                  MR. ROBERT SPIES
                                               Director of the First American Funds, Inc.
INDEPENDENT AUDITORS                           Retired Vice President, U.S. Bank
     KPMG PEAT MARWICK LLP                         National Association
     90 South Seventh Street
     Minneapolis, Minnesota 55402              MR. JOSEPH STRAUSS
                                               Director of the First American Funds, Inc.
COUNSEL                                        Former Chairman of First
     DORSEY & WHITNEY LLP                          American Funds,
     220 South Sixth Street                    Owner and President of Strauss
     Minneapolis, Minnesota 55402                  Management Company

                                               MS. VIRGINIA STRINGER
                                               Chairman of the First American Funds, Inc.
                                               Owner and President of Strategic
                                                   Management Resources, Inc.


                           52       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

[LOGO] FIRST AMERICAN                                               Bulk Rate
           THE POWER OF DISCIPLINED INVESTING(R)                  U.S. Postage
                                                                      PAID
                                                                    Mpls., MN
First American Funds                                            Permit No. 26388
601 Second Avenue South
Minneapolis, MN 55402-3804


Address Service Requested



11/1998   116-99


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

The performance data quoted represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.